Corporate and Administrative Expenses	12 Months Ended
Aug. 31, 2020
Selling, general and administrative expense [abstract]
Corporate and Administrative Expenses [Text Block]

15. Corporate and Administrative Expenses

Corporate and administrative expenses for the years ended August 31, 2020, 2019 and 2018 consist of the following:

	August 31, 2020	August 31, 2019	August 31, 2018

Salaries and benefits (1)	$1,007,016	$1,433,624	$1,387,249
Directors' fees (2)	12,060	63,800	78,850
Consulting and professional fees	373,912	231,814	398,244
Office, insurance and other expenses	229,874	174,227	286,460
Occupancy	—	343,673	317,305
Shareholders' communications and filing fees	145,590	135,237	159,060
Travel and related costs	60,519	32,628	97,591

	$1,828,971	$2,415,003	$2,724,759

(1) These figures do not include share based compensation and are net of the Canada Emergency Wage Subsidy ("CEWS") of $176,294 (2019 - $Nil, 2018 - $Nil). Employees' salaries and benefits including share based compensation expensed for the Year totaled $1,074,999 (2019 - $1,485,977, 2018 - $1,463,258).

(2) These figures are net of the CEWS of $8,677 (2019 - $Nil, 2018 - $Nil).